TRADE AND OTHER PAYABLES - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 57,749	$ 35,397
Trade related accruals	57,511	23,196
Payroll and related benefits	56,235	32,239
Restructuring obligations	590	709
NSR royalty liabilities	4,812	3,538
Environmental duty and net mineral sales proceeds tax	10,777	2,701
Other accrued liabilities	20,237	6,115
Total trade and other current payables	$ 207,911	$ 103,895